Consolidated Statements of Stockholders' (Deficit) Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series B-1 Convertible Preferred Stock, $0.001 Par Value	Common Stock, $0.001 Par Value	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Stockholders' Equity	Noncontrolling Interest
BALANCE at Dec. 31, 2008		$ 1	$ 8	$ 19,649	$ (152,889)	$ (197)	$ (133,428)	$ 871
BALANCE (in shares) at Dec. 31, 2008		1,493,000	7,662,000
Increase (Decrease) in Stockholders' Equity
Accretion of redeemable convertible preferred stock to redemption value				(45)			(45)
Stock-based compensation				8,553			8,553
Exercise of stock options				369			369
Exercise of stock options (in shares)			141,000
Common stock issued in public offering, net of issuance costs (in shares)			109,000
Exercise of common stock warrant			32	391,742			391,774
Exercise of common stock warrant (in shares)			31,727,000
Conversion of redeemable common stock and convertible preferred stock to common stock and conversion of preferred stock warrant to common stock warrant		(1)	63	347,426			347,488
Conversion of redeemable common stock and convertible preferred stock to common stock and conversion of preferred stock warrant to common stock warrant		(1,493,000)	62,967,000
Net loss	(86,589)				(85,779)		(85,779)	(810)
Other comprehensive loss						(712)	(712)	49
BALANCE at Dec. 31, 2009			103	767,694	(238,668)	(909)	528,220	110
BALANCE (in shares) at Dec. 31, 2009			102,606,000
Increase (Decrease) in Stockholders' Equity
Stock-based compensation				11,762			11,762
Exercise of stock options			2	4,299			4,301
Exercise of stock options (in shares)			2,156,000
Issuance of common stock				6,501			6,501
Issuance of common stock (in shares)			432,000
Purchase of subsidiary shares by noncontrolling interest holder								532
Net loss	(152,937)				(152,560)		(152,560)	(377)
Other comprehensive loss						(26)	(26)	69
BALANCE at Dec. 31, 2010	398,532		105	790,256	(391,228)	(935)	398,198	334
BALANCE (in shares) at Dec. 31, 2010			105,194,000
Increase (Decrease) in Stockholders' Equity
Stock-based compensation				14,085			14,085
Exercise of stock options			1	2,006			2,007
Exercise of stock options (in shares)			658,000
Vesting of restricted stock units (in shares)			70,000
Issuance of common stock			28	140,159			140,187
Issuance of common stock (in shares)			28,421,000
Deconsolidation of subsidiary								(307)
Net loss	(257,757)				(257,730)		(257,730)	(27)
Other comprehensive loss						(382)	(382)
BALANCE at Dec. 31, 2011	$ 296,365		$ 134	$ 946,506	$ (648,958)	$ (1,317)	$ 296,365
BALANCE (in shares) at Dec. 31, 2011			134,343,000